Expense Example, No Redemption (USD $)	12 Months Ended
Oct. 31, 2012
Vanguard International Explorer Fund - Investor Shares | Vanguard International Explorer Fund
Expense Example, No Redemption:
1 YEAR	$ 44
3 YEAR	138
5 YEAR	241
10 YEAR	542
Vanguard Mid-Cap Growth Fund - Investor Shares | Vanguard Mid-Cap Growth Fund
Expense Example, No Redemption:
1 YEAR	55
3 YEAR	173
5 YEAR	302
10 YEAR	677
Vanguard High Dividend Yield Index Fund - Investor Shares | Vanguard High Dividend Yield Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard High Dividend Yield Index Fund - ETF Shares | Vanguard High Dividend Yield Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Selected Value Fund - Investor Shares | Vanguard Selected Value Fund
Expense Example, No Redemption:
1 YEAR	39
3 YEAR	122
5 YEAR	213
10 YEAR	$ 480